Repossessed Assets Acquired In Settlement Of Loans (Tables)	12 Months Ended
Dec. 31, 2019
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Transactions in repossessed assets
Transactions in OREO for the years ended December 31, 2019, 2018 and 2017 are summarized below.

	2019	2018	2017
Balance, beginning of year	$722,442	$1,115,671	$2,721,214
Additions	832,800	435,550	580,748
Sales	(855,502)	(772,779)	(2,028,170)
Write-downs	(22,000)	(56,000)	(158,121)
Balance, end of year	$677,740	$722,442	$1,115,671